Acquisitions and Business Combinations - Narrative (Details) $ / shares in Units, R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2025 ZAR (R) R / $	Jun. 30, 2025 USD ($) R / $ $ / shares	Jun. 30, 2024 ZAR (R) R / $	Jun. 30, 2023 ZAR (R) R / $	Oct. 23, 2025 ZAR (R)	Oct. 23, 2025 USD ($)	Jun. 30, 2025 USD ($)	May 30, 2025 USD ($)	Dec. 16, 2022 ZAR (R)	Dec. 16, 2022 USD ($)	Oct. 06, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Acquisition related costs	R 40		R 0	R 214
Average foreign exchange rate | R / $	18.15	18.15	18.70	17.76
US1.25 billion facility - Bridge Facility
Disclosure of detailed information about business combination [line items]
Maximum borrowing capacity | $								$ 1,250
Loan origination fees related to the bridge facility capitalized	R 197
MAC Copper
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Cash Transferred Per Acquiree Share | $ / shares		$ 12.25
Cash consideration paid	R 17,900				R 17,520	$ 1,010
Acquisition related costs	40
Revenue of combined entity as if combination occurred at beginning of period	79,738
Profit (loss) of combined entity as if combination occurred at beginning of period	R 13,528
MAC Copper | OR Royalties Inc.
Disclosure of detailed information about business combination [line items]
Refined silver production percentage payable under silver stream	100.00%	100.00%
Percentage of the spot silver price per ounce used to derive ongoing payments for the silver stream	4.00%	4.00%
Percentage of the spot copper price per tonne used to derive ongoing payments for the copper stream	4.00%	4.00%
MAC Copper | Glencore Operations Australia (Pty) Limited
Disclosure of detailed information about business combination [line items]
Percentage Used To Derive Net Smelter Return Royalty Under The Royalty Deed	1.50%	1.50%
Total Contingent Consideration Payable Under The Sale and Purchase Agreement | $		$ 150
MAC Copper | US1.25 billion facility - Bridge Facility
Disclosure of detailed information about business combination [line items]
Maximum borrowing capacity | $							$ 1,250
Loan origination fees related to the bridge facility capitalized	R 197
MAC Copper | Cap | OR Royalties Inc.
Disclosure of detailed information about business combination [line items]
Refined copper production percentage payable under copper stream	4.875%	4.875%
MAC Copper | Floor | OR Royalties Inc.
Disclosure of detailed information about business combination [line items]
Refined copper production percentage payable under copper stream	2.25%	2.25%
MAC Copper | The copper price averages more than US$4.25/lb for 18 continuous months at any stage during the LOM of CSA mine [Member] | Glencore Operations Australia (Pty) Limited
Disclosure of detailed information about business combination [line items]
Contingent Consideration Payable | $		$ 75
MAC Copper | The copper price averages more than US$4.50/lb for 24 continuous months at any stage during the LOM of CSA mine [Member] | Glencore Operations Australia (Pty) Limited
Disclosure of detailed information about business combination [line items]
Contingent Consideration Payable | $		$ 75
Eva Copper operations and related assets
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Cash consideration paid									R 2,996	$ 170
Acquisition related costs				R 214
Contingent consideration recognised as of acquisition date									R 169
Discount rate applied to cash flow projections	11.40%		11.40%				11.40%
Eva Copper operations and related assets | Nominal discount rate
Disclosure of detailed information about business combination [line items]
Discount rate applied to cash flow projections									12.90%	12.90%
Eva Copper operations and related assets | Cap
Disclosure of detailed information about business combination [line items]
Contingent Consideration Payable via 10% of net incremental revenue above US$3.80/Ib Cu | $											$ 30
Contingent Consideration Payable on New Copper Using US$0.03/Ib Cu | $											$ 30